NORTHERN LIGHTS FUND TRUST

January 9, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust	-	AlphaCore Absolute Fund
Altegris GSA Trend Strategy Fund
Leader Floating Rate Fund

Post-Effective Amendments No. 912, 913 & 914 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of the AlphaCore Absolute Fund, Altegris GSA Trend Strategy Fund and Leader Floating Rate Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectuses and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendment”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Altegris GSA Trend Strategy Fund	912	0001580642-16-012899	December 28, 2016
AlphaCore Absolute Return Fund	913	0001580642-16-012990	December 30, 2016
Leader Floating Rate Fund	914	0001580642-16-012991	December 30, 2016

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/Stephanie Shearer

Stephanie Shearer

Assistant Secretary